Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value

	September 30, 2014			September 30, 2013
	Total	Level 1	Level 2	Total	Level 1	Level 2
Assets
Deferred compensation investment	$10.2	$10.2	$—	$8.5	$8.5	$—

Liabilities
Deferred compensation liabilities	12.3	—	12.3	13.4	—	13.4
Derivative liabilities	52.0	—	52.0	0.2	—	0.2
	$64.3	$—	$64.3	$13.6	$—	$13.6

The following table represents the fair value of Post’s long-term debt which is not recorded at fair value in the consolidated balance sheets, but is classified as Level 2 in the fair value hierarchy per ASC Topic 820:

	September 30, 2014	September 30, 2013
Senior notes	$2,768.2	$1,450.6
Term loan	872.9	—
TEUs (debt component; see Note 18)	29.5	—
	$3,670.6	$1,450.6